Derivative Instruments and Hedging Activities Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Fair Value of Financial Derivatives Balance Sheet Locations
The following tables provide a summary of the fair value of derivatives in Ferrellgas, L.P.’s condensed consolidated balance sheets as of October 31, 2015 and July 31, 2015:

	October 31, 2015
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives-propane	Prepaid expenses and other current assets	$3,155	Other current liabilities	$23,000
Commodity derivatives-propane	Other assets, net	422	Other liabilities	6,851
Interest rate swap agreements	Prepaid expenses and other current assets	1,836	Other current liabilities	2,470
Interest rate swap agreements	Other assets, net	591	Other liabilities	1,750
Derivatives not designated as hedging instruments
Commodity derivatives-vehicle fuel	Prepaid expenses and other current assets	—	Other current liabilities	2,169
Commodity derivatives-vehicle fuel	Other assets, net	—	Other liabilities	1,281
	Total	$6,004	Total	$37,521

	July 31, 2015
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives	Prepaid expenses and other current assets	$3,614	Other current liabilities	$27,929
Commodity derivatives	Other assets, net	1,041	Other liabilities	12,034
Interest rate swap agreements	Prepaid expenses and other current assets	1,828	Other current liabilities	2,241
Interest rate swap agreements	Other assets, net	—	Other liabilities	2,507
Derivatives not designated as hedging instruments
Commodity derivatives - vehicle fuel	Prepaid expenses and other current assets	—	Other current liabilities	1,280
Commodity derivatives - vehicle fuel	Other assets, net	—	Other liabilities	1,132
	Total	$6,483	Total	$47,123

The following tables provide a summary of the fair value of derivatives in Ferrellgas, L.P.’s condensed consolidated balance sheets as of January 31, 2016 and July 31, 2015:

	January 31, 2016
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives-propane	Prepaid expenses and other current assets	$4,330	Other current liabilities	$25,956
Commodity derivatives-propane	Other assets, net	415	Other liabilities	8,011
Interest rate swap agreements	Prepaid expenses and other current assets	1,723	Other current liabilities	2,374
Interest rate swap agreements	Other assets, net	2,167	Other liabilities	1,836
Derivatives not designated as hedging instruments
Commodity derivatives-vehicle fuel	Prepaid expenses and other current assets	—	Other current liabilities	4,945
Commodity derivatives-vehicle fuel	Other assets, net	—	Other liabilities	2,201
Commodity derivatives- crude oil line-fill	Prepaid expenses and other current assets	2,212	Other current liabilities	1,632
	Total	$10,847	Total	$46,955

	July 31, 2015
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives	Prepaid expenses and other current assets	$3,614	Other current liabilities	$27,929
Commodity derivatives	Other assets, net	1,041	Other liabilities	12,034
Interest rate swap agreements	Prepaid expenses and other current assets	1,828	Other current liabilities	2,241
Interest rate swap agreements	Other assets, net	—	Other liabilities	2,507
Derivatives not designated as hedging instruments
Commodity derivatives - vehicle fuel	Prepaid expenses and other current assets	—	Other current liabilities	1,280
Commodity derivatives - vehicle fuel	Other assets, net	—	Other liabilities	1,132
	Total	$6,483	Total	$47,123

The following tables provide a summary of the fair value of derivatives within Ferrellgas, L.P.’s consolidated balance sheets as of July 31, 2015 and 2014:

	July 31, 2015
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives	Prepaid expenses and other current assets	$3,614	Other current liabilities	$27,929
Commodity derivatives	Other assets, net	1,041	Other liabilities	12,034
Interest rate swap agreements	Prepaid expenses and other current assets	1,828	Other current liabilities	2,241
Interest rate swap agreements	Other assets, net	—	Other liabilities	2,507
Derivatives not designated as hedging instruments
Commodity derivatives	Prepaid expenses and other current assets	—	Other current liabilities	1,280
Commodity derivatives	Other assets, net	—	Other liabilities	1,132
	Total	$6,483	Total	$47,123

	July 31, 2014
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives	Prepaid expenses and other current assets	$5,301	Other current liabilities	$83
Commodity derivatives	Other assets, net	1,705	Other liabilities	—
Interest rate swap agreements	Prepaid expenses and other current assets	2,101	Other current liabilities	—
Interest rate swap agreements	Other assets, net	—	Other liabilities	5,075
	Total	$9,107	Total	$5,158

Schedule of Derivative Collateral
The following tables provide a summary of cash margin deposit balances as of October 31, 2015 and July 31, 2015, respectively:

	October 31, 2015
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expenses and other current assets	$15,601	Other current liabilities	$10
	Other assets, net	8,896	Other liabilities	—
		$24,497		$10

	July 31, 2015
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expenses and other current assets	$18,009	Other current liabilities	$15
	Other assets, net	11,786	Other liabilities	—
		$29,795		$15

The following tables provide a summary of cash margin deposit balances as of January 31, 2016 and July 31, 2015, respectively:

	January 31, 2016
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expenses and other current assets	$18,786	Other current liabilities	$—
	Other assets, net	12,483	Other liabilities	—
		$31,269		$—

	July 31, 2015
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expenses and other current assets	$18,009	Other current liabilities	$15
	Other assets, net	11,786	Other liabilities	—
		$29,795		$15

The following tables provide a summary of cash margin deposit balances as of July 31, 2015 and July 31, 2014, respectively:

	July 31, 2015
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expense and other current assets	$18,009	Other current liabilities	$15
	Other assets, net	11,786	Other liabilities	—
		$29,795		$15

	July 31, 2014
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expense and other current assets	$156	Other current liabilities	$—
	Other assets, net	189	Other liabilities	—
		$345		$—

Fair Value Hedge Derivative Effect on Earnings
The following table provides a summary of the effect on Ferrellgas, L.P.’s condensed consolidated statements of earnings for the three months ended October 31, 2015 and 2014 due to derivatives designated as fair value hedging instruments:

		Amount of Gain Recognized on Derivative		Amount of Interest Expense Recognized on Fixed-Rated Debt (Related Hedged Item)
Derivative Instrument	Location of Gain Recognized on Derivative	For the three months ended October 31,		For the three months ended October 31,
		2015	2014	2015	2014
Interest rate swap agreements	Interest expense	$537	$457	$(2,275)	$(2,275)

The following table provides a summary of the effect on Ferrellgas, L.P.’s condensed consolidated statements of earnings for the three and six months ended January 31, 2016 and 2015 due to derivatives designated as fair value hedging instruments:

		Amount of Gain Recognized on Derivative		Amount of Interest Expense Recognized on Fixed-Rated Debt (Related Hedged Item)
Derivative Instrument	Location of Gain Recognized on Derivative	For the three months ended January 31,		For the three months ended January 31,
		2016	2015	2016	2015
Interest rate swap agreements	Interest expense	$505	$587	$(2,275)	$(2,275)

		Amount of Gain Recognized on Derivative		Amount of Interest Expense Recognized on Fixed-Rated Debt (Related Hedged Item)
Derivative Instrument	Location of Gain Recognized on Derivative	For the six months ended January 31,		For the six months ended January 31,
		2016	2015	2016	2015
Interest rate swap agreements	Interest expense	$1,042	$1,043	$(4,550)	$(4,550)

The following table provides a summary of the effect on Ferrellgas, L.P.’s consolidated statements of comprehensive income for the years ended July 31, 2015 and 2014 due to derivatives designated as fair value hedging instruments:

		Amount of Gain Recognized on Derivative		Amount of Interest Expense Recognized on Fixed-Rated Debt (Related Hedged Item)
Derivative Instrument	Location of Gain Recognized on Derivative	For the year ended July 31,		For the year ended July 31,
		2015	2014	2015	2014
Interest rate swap agreements	Interest expense	$1,892	$2,520	$(9,100)	$(11,985)

Cash Flow Hedge Derivative Effect on Comprehensive Income
The following tables provide a summary of the effect on Ferrellgas, L.P.’s condensed consolidated statements of comprehensive income for the three months ended October 31, 2015 and 2014 due to derivatives designated as cash flow hedging instruments:

	For the three months ended October 31, 2015
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCL	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$1,585	Cost of sales-propane and other gas liquids sales	$(7,449)	$—
Interest rate swap agreements	(1,201)	Interest expense	(777)	—
	$384		$(8,226)	$—

	For the three months ended October 31, 2014
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$(12,758)	Cost of sales-propane and other gas liquids sales	$1,128	$—
Interest rate swap agreements	(1,139)	Interest expense	—	—
	$(13,897)		$1,128	$—

The following tables provide a summary of the effect on Ferrellgas, L.P.’s condensed consolidated statements of comprehensive income for the three and six months ended January 31, 2016 and 2015 due to derivatives designated as cash flow hedging instruments:

	For the three months ended January 31, 2016
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$(10,760)	Cost of sales-propane and other gas liquids sales	$(7,813)	$—
Interest rate swap agreements	(744)	Interest expense	(754)	—
	$(11,504)		$(8,567)	$—

	For the three months ended January 31, 2015
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$(42,910)	Cost of sales-propane and other gas liquids sales	$(7,360)	$—
Interest rate swap agreements	(2,217)	Interest expense	—	(199)
	$(45,127)		$(7,360)	$(199)

	For the six months ended January 31, 2016
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$(9,175)	Cost of sales-propane and other gas liquids sales	$(15,262)	$—
Interest rate swap agreements	(1,945)	Interest expense	(1,531)	—
	$(11,120)		$(16,793)	$—

	For the six months ended January 31, 2015
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$(55,668)	Cost of sales-propane and other gas liquids sales	$(6,232)	$—
Interest rate swap agreements	(3,356)	Interest expense	—	(199)
	$(59,024)		$(6,232)	$(199)

	For the year ended July 31, 2015
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCI into Income	Amount of Gain (Loss) Reclassified from AOCI into Income
Commodity derivatives	$(70,291)	Cost of product sold- propane and other gas liquids sales	$(28,059)
Interest rate swap agreements	(3,356)	Interest expense	(199)
	$(73,647)		$(28,258)

	For the year ended July 31, 2014
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCI into Income	Amount of Gain (Loss) Reclassified from AOCI into Income
Commodity derivatives	$15,473	Cost of product sold- propane and other gas liquids sales	$10,175
Interest rate swap agreements	(881)	Interest expense	—
	$14,592		$10,175

Derivatives not designated as hedging instruments effect on earnings
The following table provides a summary of the effect on Ferrellgas, L.P.'s condensed consolidated statements of earnings for the three months ended October 31, 2015 due to the change in fair value of derivatives not designated as hedging instruments:

	For the three months ended October 31, 2015
Derivatives Not Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in Income	Location of Gain (Loss) Recognized in Income
Commodity derivatives	$(1,038)	Operating expense

Ferrellgas, L.P. did not hold derivatives not designated as hedging instruments for the three months ended October 31, 2014.

The following tables provide a summary of the effect on Ferrellgas, L.P.'s condensed consolidated statements of earnings for the three and six months ended January 31, 2016 due to the change in fair value of derivatives not designated as hedging instruments:

	For the three months ended January 31, 2016
Derivatives Not Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in Income	Location of Gain (Loss) Recognized in Income
Commodity derivatives - crude oil linefill	$2,992	Cost of sales - midstream operations
Commodity derivatives - vehicle fuel	$(3,696)	Operating expense

	For the six months ended January 31, 2016
Derivatives Not Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in Income	Location of Gain (Loss) Recognized in Income
Commodity derivatives - crude oil linefill	$4,020	Cost of sales - midstream operations
Commodity derivatives - vehicle fuel	$(4,734)	Operating expense

Ferrellgas, L.P. did not hold derivatives not designated as hedging instruments for the three and six months ended January 31, 2015.

The following table provides a summary of the effect on Ferrellgas, L.P.'s consolidated statements of comprehensive income for the year ended July 31, 2015 due to the change in fair value of derivatives not designated as hedging instruments:

	For the year ended July 31, 2015
Derivatives Not Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in Income	Location of Gain (Loss) Reclassified in Income
Commodity derivatives	$(2,412)	Operating expense

Changes in Derivative Value Effect on Other Comprehensive Income Loss
The changes in derivatives included in AOCI for the three months ended October 31, 2015 and 2014 were as follows:

	For the three months ended October 31,
Gains and losses on derivatives included in AOCI	2015	2014
Beginning balance	$(38,906)	$6,483
Change in value of risk management commodity derivatives	1,585	(12,758)
Reclassification of gains and losses on commodity hedges to cost of sales - propane and other gas liquids sales, net	7,449	(1,128)
Change in value of risk management interest rate derivatives	(1,201)	(1,139)
Reclassification of gains and losses on interest rate hedges to interest expense	$777	$—
Ending balance	$(30,296)	$(8,542)

The changes in derivatives included in AOCI for the six months ended January 31, 2016 and 2015 were as follows:

	For the six months ended January 31,
Gains and losses on derivatives included in AOCI	2016	2015
Beginning balance	$(38,906)	$6,483
Change in value of risk management commodity derivatives	(9,175)	(55,668)
Reclassification of gains and losses on commodity hedges to cost of sales - propane and other gas liquids sales, net	15,262	6,232
Change in value of risk management interest rate derivatives	(1,945)	(3,356)
Reclassification of gains and losses on interest rate hedges to interest expense	$1,531	$199
Ending balance	$(33,233)	$(46,110)

The changes in derivatives included in accumulated other comprehensive income (loss) (“AOCI”) for the years ended July 31, 2015, 2014 and 2013 were as follows:

	For the year ended July 31,
Gains and losses on derivatives included in AOCI	2015	2014	2013
Beginning balance	$6,483	$2,066	$(12,799)
Change in value on risk management commodity derivatives	(70,291)	15,473	2,032
Reclassification of gains and losses of commodity hedges to cost of product sold - propane and other gas liquids sales, net	28,059	(10,175)	10,613
Change in value on risk management interest rate derivatives	(3,356)	(881)	2,220
Reclassification of gains and losses on interest rate hedges to interest expense	$199	$—	$—
Ending balance	$(38,906)	$6,483	$2,066